Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Indefinite-Lived Intangible Assets [Line Items]
Schedule of Indefinite-Lived Intangible Assets
The Company’s indefinite-lived intangible assets as of March 31, 2023 and June 30, 2022 were as follows:

	March 31, 2023	June 30, 2022
Trademarks	$61,881	$61,881
Photographic related rights	1,920	1,920

Total indefinite-lived intangible assets	$63,801	$63,801

Schedule of Finite-Lived Intangible Assets
The Company’s intangible assets subject to amortization are as follows:

March 31, 2023	Gross	Accumulated Amortization	Net
Other intangibles (b)	$4,217	$(4,217)	$—

Total amortizable intangible assets	$4,217	$(4,217)	$—

June 30, 2022	Gross	Accumulated Amortization	Net
Trade names (a)	$2,530	$(2,169)	$361
Festival rights (a)	8,080	(6,926)	1,154
Other intangibles	4,217	(4,094)	123

Total amortizable intangible assets	$14,827	$(13,189)	$1,638

(a)
On December 2, 2022, the Company completed the BCE Disposition (see Note 3. Dispositions) which resulted in a reduction of gross assets and accumulated amortization related to festival rights and trade names, associated with the BCE Disposition.

(b)	The Other intangibles were fully amortized.

MSGE SPINCO, INC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Schedule of Indefinite-Lived Intangible Assets
The Company’s indefinite-lived intangible assets as of June 30, 2022 and 2021 are as follows:

	As of
	June 30, 2022	June 30, 2021
Trademarks	$61,881	$61,881
Photographic related rights	1,920	1,920

Total	$63,801	$63,801

Schedule of Finite-Lived Intangible Assets
The Company’s intangible assets subject to amortization are as follows:

June 30, 2022	Gross	Accumulated Amortization	Net
Trade names	$2,530	$(2,169)	$361
Festival rights	8,080	(6,926)	1,154
Other intangibles	4,217	(4,094)	123

	$14,827	$(13,189)	$1,638

June 30, 2021	Gross	Accumulated Amortization	Net
Trade names	$2,530	$(842)	$1,688
Festival rights	8,080	(2,696)	5,384
Other intangibles	4,217	(3,813)	404

	$14,827	$(7,351)	$7,476

Schedule of Company's annual amortization expense for existing intangible assets
The Company’s annual amortization expense for existing intangible assets subject to amortization for each fiscal year from 2023 through 2027, and thereafter, is as follows:

Fiscal year ending June 30, 2023	$1,638
Fiscal year ending June 30, 2024	—
Fiscal year ending June 30, 2025	—
Fiscal year ending June 30, 2026	—
Fiscal year ending June 30, 2027	—
Thereafter	—

$1,638